S000080443 [Member] Investment Objectives and Goals - iShares Climate Conscious & Transition MSCI USA ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® CLIMATE CONSCIOUS & TRANSITION MSCI USA ETF Ticker: USCLStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Climate Conscious & Transition MSCI USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization companies based on their positioning, relative to their sector peers, with respect to the transition to a low-carbon economy, as determined by the Index Provider, based primarily on current emissions intensity, emissions reduction targets, green business revenue, and/or climate risk management.